SCHEDULE OF COMPONENTS OF INCOME/(LOSS) BEFORE INCOME TAX (Details) - USD ($)	3 Months Ended		6 Months Ended				12 Months Ended		18 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Loss before income tax	$ (638,254)	$ 221,307	$ (965,784)	$ 516,347	$ (10,443)	$ (338,931)	$ 516,347	$ (723,092)
UNITED STATES
Local	(96,370)	(161,751)	(204,295)		(304,170)	(279,476)	(735,159)	(321,808)
MALAYSIA
Foreign	(177,983)	369,367	(469,675)		313,780	$ (4,174)	1,070,806	38,625
HONG KONG
Foreign	$ (363,901)	$ 13,691	$ (291,814)		$ (20,053)		$ 180,700	$ (439,909)	$ (55,281)